Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	November 2010
Payment Date	12/15/2010
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,512,158.93

Principal:
Principal Collections	$20,817,510.30
Prepayments in Full	$8,163,327.69
Liquidation Proceeds	$555,751.72
Recoveries	$12,295.80

Sub Total	$29,548,885.51

Collections	$33,061,044.44

Purchase Amounts:
Purchase Amounts Related to Principal	$221,902.04
Purchase Amounts Related to Interest	$1,693.93

Sub Total	$223,595.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$33,284,640.41

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	November 2010
Payment Date	12/15/2010
Transaction Month	8
III. DISTRIBUTIONS

				Carryover	Remaining
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,284,640.41
Servicing Fee	$776,093.07	$776,093.07	$0.00	$0.00	$32,508,547.34
Interest — Class A-1 Notes	$697.93	$697.93	$0.00	$0.00	$32,507,849.41
Interest — Class A-2 Notes	$122,280.00	$122,280.00	$0.00	$0.00	$32,385,569.41
Interest — Class A-3 Notes	$420,200.00	$420,200.00	$0.00	$0.00	$31,965,369.41
Interest — Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$31,706,294.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,706,294.41
Interest — Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$31,628,038.99
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,628,038.99
Interest — Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$31,570,615.66
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,570,615.66
Interest — Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$31,498,390.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,498,390.66
Regular Principal Payment	$5,562,797.24	$5,562,797.24	$0.00	$0.00	$25,935,593.42
Additional Trustee Fees and	$0.00	$0.00	$0.00	$0.00	$25,935,593.42
Residual Released to Depositor	$0.00	$25,935,593.42	$0.00	$0.00	$0.00

Total		$33,284,640.41

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$5,562,797.24

Total	$5,562,797.24
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
		Original		Original		Original
	Actual	Balance	Actual	Balance	Actual	Balance
Class A-1 Notes	$2,183,082.32	$7.66	$697.93	$0.00	$2,183,780.25	$7.66
Class A-2 Notes	$3,379,714.92	$16.58	$122,280.00	$0.60	$3,501,994.92	$17.18
Class A-3 Notes	$0.00	$0.00	$420,200.00	$1.10	$420,200.00	$1.10
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$5,562,797.24	$6.89	$1,010,156.68	$1.25	$6,572,953.92	$8.14

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	November 2010
Payment Date	12/15/2010
Transaction Month	8
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$2,183,082.32	0.0076599	$0.00	0.0000000
Class A-2 Notes	$203,800,000.00	1.0000000	$200,420,285.08	0.9834165
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$807,433,082.32	0.7405944	$801,870,285.08	0.7354921

Pool Information
Weighted Average APR		4.500%		4.487%
Weighted Average Remaining Term		49.46		48.67
Number of Receivables Outstanding		47,255		46,331
Pool Balance		$931,311,682.83		$901,127,429.12
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$829,675,291.48		$803,387,197.66
Pool Factor		0.7760931		0.7509396

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance				$11,999,998.86
Targeted Credit Enhancement Amount				$13,516,911.44
Yield Supplement Overcollateralization Amount				$97,740,231.46
Targeted Overcollateralization Amount				$99,257,144.04
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)				$99,257,144.04

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance				$11,999,998.86
Reserve Account Deposits Made				$0.00
Reserve Account Draw Amount				$0.00

Ending Reserve Account Balance				$11,999,998.86
Change in Reserve Account Balance				$0.00
Specified Reserve Balance				$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	November 2010
Payment Date	12/15/2010
Transaction Month	8
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		153	$425,761.96
(Recoveries)		19	$12,295.80

Net Losses for Current Collection Period			$413,466.16
Cumulative Net Losses Last Collection Period			$1,307,262.50

Cumulative Net Losses for all Collection Periods			$1,720,728.66

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.53%

Delinquent Receivables:

	% of EOP Pool	# of Receivables	Amount
31-60 Days Delinquent	0.94%	428	$8,430,189.05
61-90 Days Delinquent	0.13%	56	$1,199,649.32
91-120 Days Delinquent	0.04%	17	$384,025.41
Over 120 Days Delinquent	0.03%	11	$235,571.50

Total Delinquent Receivables	1.14%	512	$10,249,435.28

Repossesion Inventory:

Repossesed in the Current Collection Period		38	$954,935.35
Total Repossesed Inventory		49	$1,278,781.44

Ratio of Net Losses to the Average Pool Balance for the Collection Period:

Second Preceding Collection Period	0.3707%
Preceding Collection Period	0.6275%
Current Collection Period	0.5415%
Three Month Average	0.5132%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:

Second Preceding Collection Period	0.0933%
Preceding Collection Period	0.1058%
Current Collection Period	0.1813%
Three Month Average	0.1268%